Cromwell Marketfield L/S Fund
Schedule of Investments
March 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 63.30%
Automobiles - 1.95%
Mitsubishi Motors Corp. (a)(c)	797,700	$3,136,128
Building Products - 2.47%
Mohawk Industries, Inc. (c)	28,513	2,857,573
TOTO Ltd. (a)(c)	33,886	1,128,045
		3,985,618
Chemicals - 3.52%
Sherwin-Williams Co. (b)	11,489	2,582,383
The Mosaic Co. (b)	67,558	3,099,561
		2,582,383
Electrical Equipment - 1.81%
Rockwell Automation, Inc.	9,975	2,927,164
Electronic Equipment, Instruments & Components - 2.20%
Keyence Corp. (a)(c)	7,324	3,555,126
Health Care Equipment & Supplies - 2.07%
Intuitive Surgical, Inc. (c)	13,034	3,329,796
Hotels, Restaurants & Leisure - 0.59%
Dalata Hotel Group PLC (a)	207,835	944,418
Household Durables - 5.12%
DR Horton, Inc. (b)	52,675	5,145,821
Lennar Corp.	29,641	3,115,565
		8,261,386
Industrial Conglomerates - 0.62%
Siemens AG (a)	6,132	992,606
Machinery - 7.32%
Caterpillar, Inc. (b)	15,834	3,623,453
Cummins, Inc. (b)	14,785	3,531,841
Deere & Co. (b)	11,265	4,651,093
		11,806,387
Marine Transportation - 2.74%
Genco Shipping & Trading Ltd. - ADR	137,005	2,145,498
Star Bulk Carriers Corp. - ADR	107,415	2,268,605
		4,414,103
Metals & Mining - 13.30%
Barrick Gold Corp. - ADR (b)	136,014	2,525,780
Cleveland-Cliffs, Inc. (b)(c)	194,737	3,569,529
Compania de Minas Buenaventura SA - ADR	97,865	800,536
Franco-Nevada Corp. - ADR (b)	29,070	4,238,406
Freeport-McMoRan Copper & Gold, Inc. (b)	70,949	2,902,523
MMC Norilsk Nickel PJSC - ADR (c)(d)(e)	105,916	–
Newmont Mining Corp. (b)	51,994	2,548,746
Rio Tinto PLC - ADR	36,239	2,485,995
Wheaton Precious Metals Corp. - ADR	49,029	2,361,237
		21,432,752
Oil, Gas & Consumable Fuels - 12.65%
Chevron Corp. (b)	23,665	3,861,182
ConocoPhillips (b)	45,389	4,503,043
Devon Energy Corp. (b)	66,451	3,363,085
EOG Resources, Inc. (b)	19,299	2,212,244
Golar LNG Ltd. - ADR (c)	88,634	1,914,494
Schlumberger Ltd. - ADR (b)	92,203	4,527,167
		20,381,215
Other General Merchandise Stores - 1.96%
Costco Wholesale Corp. (b)	6,358	3,159,099
Rail Transportation - 3.87%
Norfolk Southern Corp. (b)	15,963	3,384,156
Union Pacific Corp. (b)	14,173	2,852,458
		6,236,614
Real Estate Management & Development - 1.11%
The St Joe Co.	42,951	1,787,191
TOTAL COMMON STOCKS (Cost $69,064,868)		98,931,986

EXCHANGE TRADED FUNDS - 10.12%
iShares MSCI United Kingdom ETF (b)	136,163	4,392,619
iShares MSCI South Korea Index Fund	79,983	4,896,559
SPDR S&P Oil & Gas Exploration & Production ETF (b)	22,753	2,903,055
VanEck Gold Miners ETF (b)	127,143	4,113,076
VanEck Russia ETF (d)(e)	81,903	–
TOTAL EXCHANGE TRADED FUNDS (Cost $16,165,819)		16,305,309

SHORT-TERM INVESTMENTS - 26.60%
U.S. Bank Money Market Deposit Account, 4.480% (f)	42,870,890	42,870,890
TOTAL SHORT-TERM INVESTMENTS (Cost $42,870,890)		42,870,890

Total Investments (Cost $128,101,577) - 100.02%		158,108,185
Liabilities in Excess of Other Assets - (0.02)%		3,071,421
TOTAL NET ASSETS - 100.00%		$161,179,606

(a)	Foreign issued security.
(b)	All or a portion of this security is pledged as collateral for securities sold short with an aggregate fair value of $51,833,685 as of March 31, 2023.
(c)	Non-income producing security.
(d)	Value determined using significant unobservable inputs. Classified as Level 3 in the fair value hierarchy. See Note 3 in the Notes to the Financial Statements.
(e)	As of March 31, 2023, the Valuation Committee has fair valued these securities. The value of these securities were $0, which represents 0.00% of total net assets.
(f)
The Money Market Deposit Account (“MMDA”) is a short-term investment vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on conditions and may change daily and by any amount. The rate shown is as of March 31, 2023.

Abbreviations:

ADR	American Depositary Receipt
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e. owned by shareholders.
Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liabiity.
PJSC	An abbreviation used by many countries to signify an open joint-stick company.
PLC	Public Limited Company is a publicly traded company which signifies that shareholders have limited liability.
SAA	An abbreviation used by many countries to signify a stock company whereby shareholders have limited liability.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”).  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

CROMWELL MARKETFIELD L/S FUND
Schedule of Securities Sold Short
March 31, 2023 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - 32.14%
COMMON STOCKS - 14.78%
Banks - 1.99%
Goldman Sachs Group, Inc.	(4,988)	$(1,631,625)
JPMorgan Chase & Co.	(12,114)	(1,578,575)
		(3,210,200)
Capital Markets - 8.40%
Blackrock, Inc.	(6,847)	(4,581,465)
Blackstone, Inc.	(25,742)	(2,261,177)
Brookfield Corp.	(70,325)	(2,291,892)
Coinbase Global, Inc. (a)	(9,388)	(634,347)
Invesco Ltd.	(85,493)	(1,402,085)
The Carlyle Group, Inc.	(76,436)	(2,374,102)
		(13,545,068)

Consumer Finance - 1.47%
Synchrony Financial	(81,550)	(2,371,474)
Health Care Equipment & Supplies - 0.57%
GE HealthCare Technologies, Inc. (a)	(11,080)	(908,892)
Industrial Conglomerates - 2.35%
General Electric Co.	(39,673)	(3,792,739)
TOTAL COMMON STOCKS (Proceeds $23,646,148)		(23,828,373)
EXCHANGE TRADED FUNDS - 17.12%
Invesco QQQ Trust Series 1	(53,429)	(17,146,969)
SPDR S&P 500 ETF Trust	(25,500)	(10,439,445)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $24,509,370)		(27,586,414)
REITS - 0.24%
Vornado Realty Trust	(24,854)	(382,006)
TOTAL REITS (Proceeds $1,828,341)		(382,006)

Total Securities Sold Short (Proceeds $49,983,859)		$(51,796,793)

(a)	Non-income producing security.

Ltd.	Limited is a term indicating a company is incorporated and shareholders have limited liabiity.
REITs	Real estate investment trusts.

Summary of Fair Value Exposure at March 31, 2023

FASB Accounting Standards Codification, “Fair Value Measurements” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of March 31, 2023:

	Level 1	Level 2	Level 3		Total
Assets:
Common Stocks (1)	$98,931,986	$-	$	- (2)	$98,931,986
Exchange-Traded Funds	16,305,309	-		- (2)	16,305,309
Short-Term Investments	42,870,890	-		-	42,870,890
Total Assets	$158,108,185	$-		$-	$158,108,185

Liabilities:
Securities Sold Short
Common Stocks (1)	$(23,828,373)	$-		$-	$(23,828,373)
Exchange-Traded Funds	(27,586,414)	-		-	(27,586,414)
REITs	(382,006)	-		-	(382,006)
Total Liabilities	$(51,796,793)	$-		$-	$(51,796,793)

(1) See the Schedule of Investments for industry/geographic classifications.
(2) The Fund measures Level 3 activity as of the end of each financial reporting period. For the period ended March 31, 2023, all level 3 securities held by the Fund were value at $0 at March 31, 2023.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments
	in
	Securities
Balance as of December 31, 2022	$-
Purchases	-
Sales proceeds	-
Realized gain (loss)	-
Change in net unrealized appreciation/depreciation	-
Net sales	-
Transfers into and/or out of Level 3	-
Balance as of March 31, 2023	$-
Change in unrealized appreciation/depreciation during the period for Level 3 investments held at as of March 31, 2023	$-

The Level 3 investments as of March 31, 2023, represented 0.00% of the Fund’s net assets. Refer to the Schedule of Investments for further information on the classification of investments.